COLUMBIA FUNDS VARIABLE INSURANCE TRUST

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Supplement dated February 17, 2011

to the Prospectuses listed below, each as supplemented

Columbia Asset Allocation Fund, Variable Series

Columbia Federal Securities Fund, Variable Series

Columbia International Fund, Variable Series

Columbia Large Cap Growth Fund, Variable Series

Columbia Large Cap Value Fund, Variable Series

Columbia Mid Cap Value Fund, Variable Series

Columbia S&P 500 Index Fund, Variable Series

Columbia Small Company Growth Fund, Variable Series

Columbia Strategic Income Fund, Variable Series

Supplement to the Prospectuses dated April 29, 2010

Columbia High Yield Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

Columbia Mid Cap Growth Fund, Variable Series

Supplement to the Prospectuses dated April 29, 2010

SHAREHOLDER MEETINGS

At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). Following Table 1 is a brief discussion of each of the Fund proposals.

Table 1. Shareholder Meeting Approvals

Fund	1. Board Election Proposal	2. Charter Amendment Proposal	3. Investment Management Services Agreement Proposal	4. Reorganization Proposal
Columbia Asset Allocation Fund, Variable Series			X
Columbia Federal Securities Fund, Variable Series				X
Columbia High Yield Fund, Variable Series	X	X
Columbia International Fund, Variable Series				X
Columbia Large Cap Growth Fund, Variable Series				X
Columbia Large Cap Value Fund, Variable Series				X
Columbia Marsico 21st Century Fund, Variable Series	X	X
Columbia Marsico Focused Equities Fund, Variable Series	X	X
Columbia Marsico Growth Fund, Variable Series	X	X

Fund	1. Board Election Proposal	2. Charter Amendment Proposal	3. Investment Management Services Agreement Proposal	4. Reorganization Proposal
Columbia Marsico International Opportunities Fund, Variable Series	X	X
Columbia Mid Cap Growth Fund, Variable Series	X	X	X
Columbia Mid Cap Value Fund, Variable Series				X
Columbia Small Company Growth Fund, Variable Series			X
Columbia Strategic Income Fund, Variable Series			X
Columbia S&P 500 Index Fund, Variable Series				X

1. Board Election Proposal. Shareholders of Funds that are series of Columbia Funds Variable Insurance Trust I voted to elect all trustee nominees. The Funds indicated in Table 1 as voting for the Board Election Proposal are series of Columbia Funds Variable Insurance Trust I and voted as a group for the nominated trustees.

2. Charter Amendment Proposal. Shareholders of Funds that are series of Columbia Funds Variable Insurance Trust I approved an amendment to the Declaration of Trust of Columbia Funds Variable Insurance Trust I that (i) increases the maximum permissible number of trustees from fifteen to twenty and (b) provides that any future change in the actual number of trustees within the stated range shall require the approval of at least seventy-five percent (75%) of the trustees then serving. It is expected that, effective June 1, 2011, Columbia Funds Variable Insurance Trust I will have a Board comprised of sixteen trustees.

3. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of certain of the Funds listed in Table 1 approved an amended IMS Agreement with Columbia Management Investment Advisers, LLC (“Columbia Management”) increasing their investment advisory fee rates at certain asset levels or on certain types of assets. In addition to these changes in investment advisory fee rates, certain of these Funds will also experience changes to their administration/administrative fee rates. Table 2 below sets forth for the Funds in Table 1 that approved the IMS Agreement Proposal, their respective current investment advisory fee rates and administration/administrative fee rates (individually and on an aggregate basis) and their respective new investment advisory fee rates and administration/administrative fee rates (individually and on an aggregate basis), as well as the anticipated date on which these new fee rates will be implemented.

Table 2. Fee Schedules

Fund/Amended IMS Agreement to Be Implemented on or About	Current Management Fees				New Management Fees
	Net Assets (millions)	Current Advisory	Current Administration/ Administrative	Total	Net Assets (millions)	New Advisory		New Administration/ Administrative		Total
Columbia Asset Allocation Fund, Variable Series May 1, 2011	All Assets	0.450%*	0.020%	0.470%*	Assets invested in underlying funds that pay an investment advisory fee to Columbia Management	0.000%		0.020%		0.020%
					Assets invested in securities (other than third-party advised mutual funds and funds that pay an investment advisory fee to Columbia Management), including other Columbia Funds that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities	0.550%		0.020%		0.570%
					Assets invested in non-exchange traded third party advised mutual funds	0.100%		0.020%		0.120%

Columbia Mid Cap Growth Fund, Variable Series March 1, 2011	All Assets	0.650%	0.230%	0.880%	$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$12,000 >$12,000	0.760 0.715 0.670 0.620 0.620 0.620	% % % % % %	0.060 0.055 0.050 0.050 0.040 0.030	% % % % % %	0.820 0.770 0.720 0.670 0.660 0.650	% % % % % %

Columbia Small Company Growth Fund, Variable Series May 1, 2011	$0-$500 $500-$1,500 >$1,500	0.500% 0.450% 0.400%	0.150% 0.150% 0.150%	0.650% 0.600% 0.550%	$0-$500 $500-$1,000 $1,000-$3,000 $3,000-$12,000 >$12,000	0.790 0.745 0.700 0.700 0.700	% % % % %	0.080 0.075 0.070 0.060 0.050	% % % % %	0.870 0.820 0.770 0.760 0.750	% % % % %

Columbia Strategic Income Fund, Variable Series May 1, 2011	$0-$500 $500-$1,000 $1,000-$1,500 > $1,500	0.600% 0.550% 0.520% 0.490%	0.000% 0.000% 0.000% 0.000%	0.600% 0.550% 0.520% 0.490%	$0-$500 $500-$1,000 $1,000-$2,000 $2,000-$3,000 $3,000-$6,000 $6,000-$7,500 $7,500-$9,000 $9,000-$10,000 $10,000-$12,000 $12,000-$15,000 $15,000-$20,000 $20,000-$24,000 $24,000-$50,000 > $50,000	0.530 0.525 0.515 0.495 0.480 0.455 0.440 0.431 0.419 0.419 0.409 0.393 0.374 0.353	% % % % % % % % % % % % % %	0.070 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040 0.040	% % % % % % % % % % % % % %	0.600 0.590 0.575 0.555 0.530 0.505 0.490 0.481 0.469 0.459 0.449 0.433 0.414 0.393	% % % % % % % % % % % % % %

*	Columbia Management has contractually agreed to waive a portion of its investment advisory fee from Columbia Asset Allocation Fund, Variable Series through April 30, 2012 so that the effective investment advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds that do not pay investment advisory fees, (ii) 0.10% on assets invested in non-exchange traded third-party advised mutual funds and (iii) 0.45% on other assets.

4. Reorganization Proposal. Shareholders of certain of the Funds listed in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (the “Buying Fund”). Table 3 below shows each Selling Fund and its corresponding Buying Fund in a reorganization and the anticipated date on which each reorganization is expected to occur.

Table 3. Reorganizations

Selling Fund	Buying Fund	Reorganization to occur on or about
Columbia Federal Securities Fund, Variable Series	RiverSource Variable Portfolio – Short Duration U.S. Government Fund	April 29, 2011
Columbia International Fund, Variable Series	Threadneedle Variable Portfolio – International Opportunity Fund	April 29, 2011
Columbia Large Cap Growth Fund, Variable Series	Seligman Variable Portfolio – Growth Fund	April 29, 2011
Columbia Large Cap Value Fund, Variable Series	RiverSource Variable Portfolio – Diversified Equity Income Fund	April 29, 2011
Columbia Mid Cap Value Fund, Variable Series	RiverSource Variable Portfolio – Mid Cap Value Fund	April 29, 2011
Columbia S&P 500 Index Fund, Variable Series	RiverSource Variable Portfolio – S&P 500 Index Fund	April 29, 2011

Shareholders should retain this Supplement for future reference.

S-1471-6 A (2/11)